Group companies (Details)	6 Months Ended
Jun. 30, 2023
Fusion fuel portugal [member]
IfrsStatementLineItems [Line Items]
Entity name	Fusion Fuel Portugal, S.A.
Country of incorporation	Portugal
Principal activities	Operating company
Group interest	100.00%
Fuel cell evora unipessoal [member]
IfrsStatementLineItems [Line Items]
Entity name	Fuel Cell Évora, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Fuel cell evora I unipessoal [member]
IfrsStatementLineItems [Line Items]
Entity name	Fuel Cell Évora I, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Fusion fuel USA [member]
IfrsStatementLineItems [Line Items]
Entity name	Fusion Fuel USA, Inc.
Country of incorporation	United States
Principal activities	Operating company
Group interest	100.00%
Fusion fuel spain [member]
IfrsStatementLineItems [Line Items]
Entity name	Fusion Fuel Spain, S.L.
Country of incorporation	Spain
Principal activities	Hydrogen production
Group interest	50.00%
Fusion fuel australia PTY ltd [member]
IfrsStatementLineItems [Line Items]
Entity name	Fusion Fuel Australia, PTY Ltd
Country of incorporation	Australia
Principal activities	Hydrogen production
Group interest	100.00%
Fusion fuel australia pilot PTY ltd [member]
IfrsStatementLineItems [Line Items]
Entity name	Fusion Fuel Australia – Pilot PTY Ltd
Country of incorporation	Australia
Principal activities	Hydrogen production
Group interest	100.00%
Hevo sines unipessoal LDA [member]
IfrsStatementLineItems [Line Items]
Entity name	Hevo Sines, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hevo sines II unipessoal LDA [member]
IfrsStatementLineItems [Line Items]
Entity name	Hevo Sines II, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Hevo sines III unipessoal LDA [member]
IfrsStatementLineItems [Line Items]
Entity name	Hevo Sines III, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hevo portugal unipessoal LDA [member]
IfrsStatementLineItems [Line Items]
Entity name	Hevo Portugal, Unipessoal, LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%
Hanoi asset management SL [member]
IfrsStatementLineItems [Line Items]
Entity name	Hanoi Asset Management, S.L.
Country of incorporation	Spain
Principal activities	No activity to date
Group interest	100.00%
Hevo aveiro unipessoal LDA [member]
IfrsStatementLineItems [Line Items]
Entity name	Hevo Aveiro, Unipessoal LDA
Country of incorporation	Portugal
Principal activities	Hydrogen production
Group interest	100.00%